Borrowings - Summary of Carrying Amount and Fair Value of Borrowings (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Carrying amount	S/ 898,320	S/ 890,595
Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	898,320	890,595
Carrying amount [member] | Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	571,659	631,863
Carrying amount [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	52,391	23,650
Carrying amount [member] | Lease liability for right-of-use asset [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	72,726	92,870
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	201,544	142,212
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	980,716	925,586
At fair value [member] | Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	589,737	650,224
At fair value [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	54,343	23,697
At fair value [member] | Lease liability for right-of-use asset [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	88,779	109,453
At fair value [member] | Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	S/ 247,857	S/ 142,212